Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
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Commitments and Contingencies

37.Commitments and Contingencies

The amounts related to the investigations and lawsuits shared below are disclosed at their nominal values as of December 31, 2023.

Disputes on Special Communication Tax

Restructuring Act Compensation Lawsuit regarding the SCT for the term 2011

The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company for the term 2011. The Company filed application for restructuring the tax assessment as per Law no. 6736, but the application was rejected. The Company filed a lawsuit for the cancellation of aforementioned rejection act, and the case was finalized in favor of the Company.

Afterwards, the Company, filed a lawsuit for the collection of TL 47,405 principal and TL 36,000 damage accrued with a deferment interest. The Court decided to return TL 47,269 principal receivable together with the deferred interest to be calculated as of the collection date. Regional Administrative Court rejected the appeal requests. The lawsuit is ongoing in the appeal stage.

Disputes regarding the Law on the Protection of Competition

The Competition Board decided to apply administrative fine on the Company amounting to TL 91,942, on the ground that the Company violated Article 6 of Law No. 4054, but not violated Article 4, due to its actions in the distribution network. The Company filed a lawsuit for the cancellation of the Board decision regarding the parts against itself and the case which was investigated by the first instance court and the appeal was finalized against it. The Company made an individual application to the Constitutional Court, against the respective decision within due time. The Constitutional Court process is pending.

Also, the Large Taxpayers Office issued a payment order regarding the aforementioned administrative fine. The Company filed a lawsuit for the cancellation of the payment order but that case also was finalized against the Company. TL 47,780 part of the administrative fine amounting to 91,942 TL has been deducted from the receivables that the Company has earned due to application for restructuring the 2011 SCT assessment within the scope of Law No. 6736 in 2021. The remaining TL 44,162 part of the administrative fine was paid in April 2022 and all these payments are charged to expense during prior years.

37.Commitments and Contingencies (continued)

Disputes regarding the Law on the Protection of Competition (continued)

On the other hand, three private companies filed a lawsuit against the Company in relation with this case claiming in total of TL 112,084 together with up to three times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly.

Among these cases, in the case filed for the compensation of total TL 110,484 material damages together with compensation amounting to three times of the damage and interest, the first instance court decided to reject the case in favor of the Company. The Regional Court of Justice decided to revoke the decision of the first instance court, stating that a new decision should be made after the procedural actions within the scope of the file were re-executed and the expert report was received. After the annulment decision, the court partially accepted the case and ruled reimbursement of TL 215,555 (three times of the actual damage of TL 71,851).

As a result of the appeal, which made by the both parties, examination made by the Regional Court of Appeal, the Company’s appeal request was accepted and the decision of the first instance court was revoked. The file was returned to the first instance court for a re-decision within the scope of the removal decision. In line with the objections of the parties, the court decided to obtain an additional expert report from the same expert committee in the file. The expert additional report has been submitted to the file. The company objected to the both reports in due time. Case is pending.

Among these cases, in the case filed for the compensation of total TL 500 material damages together with compensation amounting to three times of the damage and interest, the expert report has been submitted to its file, and the court decided to obtain an expert report from a new expert committee in accordance with both parties objections, The expert review is still ongoing. The other case is also pending.

On the other hand, a lawsuit was filed by a third party, for the cancellation of the part of the aforementioned Competition Board decision, regarding the rejection of the claims that the Company did not violated Article 4 of the Law. The Council of State cancelled this part of the aforementioned Competition Board decision. Thereafter Competition Board launched a new investigation and as a result of it the Competition Board decided to apply additional administrative fine amounting to TL 91,942 on the Company for 2019. Afterwards, The Competition Authority accepted some of the objections of the Company and reduced the administrative fine to TL 61,294 with its decision. The aforementioned fine amounting to TL 61,294 was paid (and charged to expense) with a discount, at the amount of TL 45,971. Then, a lawsuit was filed on for cancellation of the aforementioned administrative fine. A decision was made against the Company at the first instance and appeal stages. The appeal process is pending.

Disputes regarding the Law on the Protection of Competition – Investigation on gentleman’s agreements for the labour market

On 7 May 2023, the Company received the Investigation Report concerning an inquiry by the Competition Authority to determine if there has been a breach of Article 4 of Law No. 4054 on the Protection of Competition, regarding any gentlemen’s agreements for the labor market. The report, which includes the viewpoints and findings of the Investigation Panel is non-binding and doesn’t predetermine the Competition Board’s final decision. The Company has already submitted its second written pleas addressing the findings noted in the Investigation Report to the Authority. Subsequently, a verbal defense meeting was held on 13 February 2024. The short decision was notified and the Competition Board decided to impose an administrative fine of TL 57,301 The Company’s payment obligation will arise after the reasoned decision of the Competition Board is written and notified to the Company.

37.Commitments and Contingencies (continued)

ICTA Investigation Regarding the R&D Obligations

The ICTA has initiated various investigations and may initiate new investigations to examine whether the obligations arising from the relevant legislation regarding the procurement of a certain portion of the investments related to the electronic communication network and communication services from suppliers with R&D centers in Turkey, a certain portion from products manufactured in Turkey by SMEs established to develop products/systems in Turkey, and a certain portion from products determined to be domestic goods certified are fulfilled. As a result of the first investigations on the subject, ICTA decided to impose a total administrative fine of 49,170 TL for the 2013-2016/2016-2017 reporting periods. The aforementioned administrative fines were paid in 2021 with a discount of TL 36,877 (1/4) by taking advantage of the early payment discount, but several lawsuits were filed for the cancellation of the fines. All of the lawsuits were finalized against the Company at the first instance court, but the Company appealed within the time limit.

For the following period between 27 October 2017-26 October 2018, the ICTA initiated an investigation to examine whether the obligations regarding R&D, SME and/or domestic goods investments, R&D Center, R&D Projects and SMEs were fulfilled and as a result of this investigation, the ICTA decided to impose a total administrative fine of TL 46,317 on the Company. The decision was notified to the Company and the administrative fine was paid in due time (31 January 2024) as TL 34,738 (with 1/4 discount) by taking advantage of the early payment discount. In addition, an application has been made to the ICTA for the revocation of the decision.

In addition, ICTA initiated an investigation on The Company for the periods 27 October 2019-26 October 2020 (5th Period) and 27 October 2020-26 October 2021 (6th Period) in order to examine whether the obligations regarding R&D, SME and/or domestic goods investment obligations and criteria for SMEs in the 3G Concession Agreement and 4.5G Authorisation Certificate have been fulfilled. The ICTA also decided to conduct the said inspection by merging it with the inspection previously initiated for 27 October 2018-26 October 2019 (4th Period). The information and documents requested within the scope of the investigation were submitted to the ICTA. Subsequently, penalty evaluations were made in the Investigation Report prepared by the Supervisory Board. Our written defenses regarding the Investigation Report were submitted to the ICTA on 19 January 2023. Within the scope of the investigation, a verbal defense meeting was held on 13 June 2023.

ICTA - Investigation on 3G and 4.5G Service Quality Obligations

ICTA initiated an investigation to examine whether the 2018 Q4 – 2019 Q3 term notifications meet the criteria and target values defined in the service quality legislation and whether or not obligations about the service quality criteria which is set in the IMT Certificate of Authority have been fulfilled. As a result of the investigation ICTA has decided to impose an administrative fine of TL 3,622 to the Company. The administrative fine notified to the Company on 20 January 2022 and was paid on 17 March 2022 as TL 2,716 with taking on the account the early payment discount (1/4).

After notification of the Board Decision to the Company, the Company applied to ICTA with the demand of withdraw of the Board Decision. The application of the Company was tacitly rejected by ICTA. The Company filed five separate lawsuits in total for the cancellation of the related transactions and administrative fines. The cases are pending. The investigation process of a similar issue regarding Turkcell is currently ongoing.

37.Commitments and Contingencies (continued)

ICTA – Inspection on Service Quality (2020 Q2)

ICTA initiated an investigation due to exceeding the target value determined for “Call Failure Rate” and “Call Blocking Rate” criteria. As a result of the investigation ICTA has decided to impose an administrative fine of TL 568 to the Company. The administrative fine notified to the Company on 20 January 2022 and was paid on 17 March 2022 as TL 426 with taking on the account the early payment discount (1/4). After notification of the Board Decision to the Company, the Company applied to ICTA with the demand of withdraw of the Board Decision. The application of the Company was tacitly rejected by ICTA. The Company filed a lawsuit for the cancellation of the related transaction and administrative fine. The Court rejected the case. The Company appealed the decision before Regional Administrative Court in due time. The Regional Administrative Court rejected the appeal request. The Company appealed the decision in due time. The appeal process is pending. The investigation processes of Turkcell 3N Mobile Service Quality (3rd and 4th Term of 2020) and 3N Mobile Service Quality (1st and 3rd Term of 2021) which are similar to this investigation is currently ongoing.

Refunds Investigation

As a result of the investigation initiated to examine the compliance of the activities carried out within the scope of the Board Decisions dated 01 March 2018 and numbered 2018/DK-THD/58(Board Decision on Refunds to Subscribers), dated 12 April 2018 and numbered 2018/DK-THD/116(Refund/Use of Remaining Amount on Prepaid Lines) and dated 16 April 2018 and numbered 2018/DK-THD/123(Transferring Non-refundable Amounts on Prepaid Lines as Universal Service Contribution),

(i)	The ICTA has decided that the unpaid TL 412 will be transferred to the Ministry, along with the late fee from April 14, 2020 and inform the ICTA about this transfer.
(ii)	The ICTA has decided to transfer the TL 161 that could not be refunded to subscribers regarding the period between 27 April 2017-31 May 2018, which were not fully paid to the Ministry. The ICTA has also decided to transfer the refund amounts related to the period between 1 April 2010-27 April 2017 -along with the late fee from July 28, 2020- and to inform the ICTA about this matter.
(iii)	The ICTA has decided to impose an administrative fine of TL 5,680 in total.

The fine, which was notified to the Company on 2 January 2023, was paid as TL 4,260 (1/4 discounted) on 31 January 2023 by taking advantage of the early payment discount. Additionally, an application (İYUK 11) was made to the ICTA with request for re-evalutaion and revocation of the decison and tacitly rejected by not responding in due time by ICTA. The Company filed two separate lawsuits for the cancellation of the related transaction and administrative fine. The cases are pending. On the other hand, the amount stated to have been underpaid in the Board Decision was deposited to the Ministry’s account with reservation on 18 May 2023 with a total amount of 98,333 TL together with default interest and the ICTA was informed about the payment. The investigation processes of the Turkcell and Superonline Refunds Investigations and Turkcell Refund Investigation Regarding Prepaid Lines which are similar to this investigation is currently ongoing.

37.Commitments and Contingencies (continued)

Sub-Agency/Dealership Investigation

As a result of examinations carried out by the ICTA due to large number of complaints from consumers who were victimized by being called illegally, the ICTA started an investigation to determine whether sub-dealers were used. As a result of the investigation, the ICTA decided to impose a TL 834 administrative fine on the Company.

Additionally, an application (IYUK 11) was made to the ICTA with request for re-evaluation and revocation of the decision and tacitly rejected by not responding in due time by ICTA. The Company filed a lawsuit for the cancellation of the related transaction and administrative fine. The Court rejected the case. The Company appealed the decision before Regional Administrative Court in due time. The Regional Administrative Court rejected the appeal request. The Company will appeal the decision in due time.

Fizy Service Investigation

The ICTA initiated an investigation to examine the «Fizy» Service, in the scope of service delivery, the information given to the consumers, the purchasing methods and the complaints selected as examples. As a result of the investigation; (i) the ICTA has decided to impose an administrative fine of TL 1,682 on the Company, (ii) the ICTA has decided to give a warning to the Company due to the implementation of the double opt-out method in the cancellation process of consumers, (iii) the ICTA has also decided that the additional amounts reflected to subscribers due to the aforementioned violations will be refunded to consumers within the framework of the relevant legislation. The fine, which was notified to the Company on 26 January 2023, paid as TL 1,262 (1/4 discounted) on 24 February 2023 by taking advantage of the early payment discount. Additionally, an application (IYUK 11) has been made to the ICTA with request for re-evaluation and revocation of the decision. In addition, the amount to be refunded under the aforementioned Board Decision is calculated as TL 3,036 and refund transactions were completed.

Investigation Regarding the Subscription Agreements (Anonymous Lines)

The ICTA initiated an investigation to examine whether the obligations regarding the establishment and implementation of subscription agreements and open lines were fulfilled and as a result of this investigation, the ICTA decided to impose an administrative fine of TL 99,132 on the Company. The decision was notified to the Company and the administrative fine was paid in due time (31 January 2024) as TL 74,349 (with 1/4 discount) by taking advantage of the early payment discount. In addition, an application has been made to the ICTA for the revocation of the decision. In regard to Turkcell; although the legislative provisions of the same nature regarding subscription agreements are not examined, the examination process of open lines, subscription agreements and number portability investigation, in which the establishment of the subscription agreement is also examined, is currently ongoing. The examination process of a similar investigation about Superonline subscription agreements is also ongoing.

Investigation on Value Added Services

The ICTA initiated an investigation to examine whether the obligations imposed by the Board Decision No. 2016/DK-THD/496 and the “Procedures and Principles Regarding the Protection of Consumer Rights in the Execution of Value Added Electronic Communication Services” have been fulfilled. As a result of this investigation, the Company was imposed an administrative fine amounting to TL 9,476 and it was decided to refund the overcharges collected from the subscribers after 30 June 2017, the effective date of the Procedures and Principles Regarding Value Added Service, to the subscribers within the framework of the relevant legislation and the Procedures and Principles to be Applied in within the framework of the relevant legislation and the Procedures and Principles to be Applied in Refunds to Subscribers approved by the Board Decision No. 2018/DK-THD/57. The decision was notified to the Company and the administrative fine was paid in due time (31 January 2024) as TL 7,107 (with 1/4 discount) by taking advantage of the early payment discount.

37.Commitments and Contingencies (continued)

Investigation on Value Added Services (continued)

In addition, an application was made to the ICTA for the revocation of the decision and the correction of the mistake in the refund paragraph. As a result of the application, the ICTA has corrected the mistake in the decision and notified that the said refunds must be made to the subscribers within the framework of the Procedures and Principles to be Applied in Refunds to Subscribers approved by the Board Decision No. 2018/DK-THD/57. The relevant teams are calculating the amount to be refunded within the scope of the Board Decision.

Investigation on Number Portability

The ICTA initiated an investigation to examine whether the obligations under the Number Portability Regulation were fulfilled after February 2018 and as a result of this audit the ICTA decided to impose an administrative fine of TL 894 on the Company. The decision was notified to the Company and the administrative fine was paid in due time (31 January 2024) as TL 670 (with 1/4 discount) by taking advantage of the early payment discount.

Inspection on SimCard Change

The ICTA initiated an investigation to examine whether the obligations imposed by the Board Decision No. 445 were fulfilled or not, as it was also the subject of a file of Gaziosmanpaşa Chief Public Prosecutor’s Office, and as a result of this investigation, the ICTA decided to impose a total administrative fine of TL 375 on the Company. The decision was notified to the Company and the administrative fine was paid in due time (31 January 2024) as TL 281 (with 1/4 discount) by taking advantage of the early payment discount.

ICTA – Facility Sharing Investigation

Within the scope of the investigation initiated by the ICTA on Superonline in order to examine the compliance of the works and transactions carried out in the processes from the submission to the finalisation of the facility sharing request starting from the January 2020 period with the relevant legislation, some penalty assessments were included in the Investigation Report prepared by the Supervisory Board. The written defenses regarding the Investigation Report were submitted to the ICTA on 2 June 2023.

ICTA – Investigation of Committed Subscriptions

Within the scope of the investigation initiated by the ICTA on The Company in order to examine whether the obligations stipulated in the Regulation on Consumer Rights in the Electronic Communications Sector and other relevant legislation regarding committed subscriptions have been fulfilled or not, the Investigation Report prepared by the Supervisory Board has been notified. It is assessed that administrative fines may be imposed for 9 different violations and for 6 of these determinations, all amounts unfairly collected from the subscribers should be refunded to the subscribers within the scope of the relevant legislation. The written defenses regarding the Investigation Report were submitted to the ICTA on 22 January 2024.

ICTA – Investigation on Idendity Verification Regulation

Within the scope of the investigations initiated by the ICTA separately for Turkcell and Superonline due to the fact that the subscription process applied by The Companies for the purpose of verifying the identity of the applicant for the types of transactions in the electronic communications sector within the scope of the Identity Verification Regulation (IVR) is not in compliance with the procedures in the IVR

37.Commitments and Contingencies (continued)

ICTA – Investigation on Idendity Verification Regulation (continued)

It was assessed that an administrative fine of 12% could be imposed on Turkcell and Superonline within the scope of four separate violations within the scope of the relevant legislation due to the violation of the face-to-face identification verification provisions and the recording of some biometric data such during the tablet signature process in violation of the Identity Verification Regulation.

On the other hand, the ICTA has also stated that may be take necessary measures for the scope of provision “...national security, public order or the proper execution of public service and the implementation of the provisions introduced by laws, to take over the facilities in return for compensation, when necessary, to cancel the authorisation granted in case of non-payment of the authorisation fee within the specified period or in case of gross negligence.”. The Company’s written defenses were submitted to the ICTA on 11 March 2024.

Other ongoing lawsuits and tax investigations

Probability of an outflow of resources embodying economic benefits for 2018 and 2019 fiscal years with regards to notification of Information and Communication Technologies Authority for radio fee related to 2018 fiscal year was considered by the Company management. In this respect, TL 128,429 was paid in November 2019 by reserving the right to take legal actions and legal actions were taken for 2018 fiscal year. The Court rejected the cases. The Company appealed the decisions before the Regional Administrative Court. The Regional Administrative Court rejected the appeal request. The Company appealed the decision in due time. The appeal process is pending. On the other hand, additional TL 13,465 for December 2018 was paid with reservation on 29 January 2021 with regards to notification of Information and Communication Technologies Authority for the same reason.

On the other hand, mobile payment services provided by Turkcell Ödeme were investigated within the scope of the Law No. 6493 and secondary legislation issued pursuant to this Law. As a result of the investigation, an administrative fine was imposed on Turkcell Ödeme in the amount of TL 18,763. Turkcell Ödeme filed a lawsuit for the cancellation of the aforementioned administrative fine. The hearing was held on 30 December 2020 in this case. The Court decided to accept the case in favor of the Company and cancelled the administrative fine subject to the case. The defendant appealed the decision before the Regional Administrative Court. The Company replied this appeal request in due time. As a result of the appeal examination made by the Regional Court of Appeal, the defendant’s appeal request was accepted and the decision of the first instance court was revoked. Within the scope of the Law No. 7440 on the Restructuring Some Receivables and Amending Some Laws, a restructuring application has been filed for the administrative fine which is the subject of the lawsuit. The administrative fine restructured by paying TL 1,443 on 31 July 2023. The court decided there is no need to make a decision regarding the essence of the case, due to waiving the case according to the Law No. 7440.

While this case was ongoing, the Tax Office sent a payment order for collection of the aforementioned administrative fine. Turkcell Ödeme filed a lawsuit for the cancellation of the payment order. The Court accepted the case and cancelled the payment order. Tax office appealed the decision before the Regional Administrative Court. The Company replied this appeal request in due time. The Regional Administrative Court, rejected the appeal request of the Tax Office in favor of the Company. The defendant appealed the decision before the Council of State. The Company replied this request in due time. The Council of State rejected the appeal request of the Tax Office.

General note for ongoing investigations and lawsuits

Based on the management opinion, an outflow of resources embodying economic benefits is deemed as probable on some of the aforementioned lawsuits and investigations, thus, TL 379,519 of provision is recognized at the consolidated financial statements as of 31 December 2023, and such expenses are recognized within other expense account (31 December 2022: TL 4,629). The actual results of ongoing investigations, inquiries and lawsuits may differ from the Group’s assessments.